Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
June 30, 2026	$ 13,036
June 30, 2027	12,763
June 30, 2028	12,798
June 30, 2029	12,763
June 30, 2030, and thereafter	7,525
Total	$ 58,885	$ 49,431	$ 5,662